Document and Entity Information	0 Months Ended
Jan. 22, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 22, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 22, 2015
Document Effective Date	Jan. 22, 2015
Prospectus Date	Jun. 28, 2014
Vivaldi Orinda Macro Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OMOAX
Vivaldi Orinda Macro Opportunities Fund | Class I
Risk/Return:
Trading Symbol	OMOIX